Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2015
Registrant Name	ETFis Series Trust I
Central Index Key	0001559109
Amendment Flag	false
Document Creation Date	Mar. 07, 2016
Document Effective Date	Mar. 07, 2016
Prospectus Date	Feb. 29, 2016
Tuttle Tactical Management Multi-Strategy Income ETF | Tuttle Tactical Management Multi-Strategy Income ETF
Risk/Return:
Trading Symbol	TUTI